Revenue - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Revenue [Line Items]
Total Revenue	$ 20,313,818	$ 16,688,364	$ 12,555,991
Supply chain services [Member]
Schedule of Revenue [Line Items]
Total Revenue	12,481,187	10,145,855	8,051,575
Procurement and distribution [Member]
Schedule of Revenue [Line Items]
Total Revenue	7,511,591	6,217,798	4,481,379
Consignment sales and other revenue [Member]
Schedule of Revenue [Line Items]
Total Revenue	$ 321,040	$ 324,711	$ 23,037